SEGMENT INFORMATION - Major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information about major customers
Revenue	$ 56,733	$ 65,925	$ 47,155
Over percent of total sales (or above)	10.00%	10.00%	10.00%
Customer A
Information about major customers
Revenue	$ 13,056	$ 10,504	$ 7,420
Customer B
Information about major customers
Revenue	11,684	10,861	6,951
Customer C
Information about major customers
Revenue	$ 9,912	8,164
Customer D
Information about major customers
Revenue		$ 7,103	$ 7,834